Contract Assets, Net - Schedule of movement of allowance for contract assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of movement of allowance for contract assets [Abstract]
Balance at beginning of the year	¥ 117,716	¥ 164,141
Allowance for contract assets	246,982	234,122
Write-off	(201,315)	(280,547)
Balance at end of the year	¥ 163,383	¥ 117,716